Analysis of cash flows	6 Months Ended
Jun. 30, 2022
Analysis of cash flows [Abstract]
Analysis of cash flows
11. Analysis of cash flows
The following tables analyse the items included within the main cash flow headings on page 3:
Net cash (outflow)/inflow from operating activities:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Profit for the period	301.1	287.3
Taxation	117.5	107.1
Revaluation and retranslation of financial instruments	(33.1)	12.1
Finance costs	144.9	147.2
Finance and investment income	(55.5)	(30.1)
Share of results of associates	63.8	(40.0)
Adjustments for:
Non-cash share-based incentive plans (including share options)	67.3	43.9
Depreciation of property, plant and equipment	79.9	71.2
Depreciation of right-of-use assets	129.9	139.3
Impairment charges included within restructuring costs	8.1	7.9
Amortisation and impairment of acquired intangible assets	31.5	30.1
Amortisation of other intangible assets	13.6	9.4
Loss on disposal of investments and subsidiaries	48.1	1.0
Gains on remeasurement of equity interests arising from a change in scope of ownership	(60.4)	—
Gains on sale of property, plant and equipment	(1.1)	(1.2)
Movements in trade working capital[1,2]	(1,015.3)	(464.1)
Movements in other working capital and provisions	(725.9)	(41.2)
Corporation and overseas tax paid	(162.7)	(162.7)
Interest and similar charges paid	(86.8)	(90.1)
Interest paid on lease liabilities	(44.1)	(44.7)
Interest received	26.9	25.1
Investment income	20.1	5.0
Dividends from associates	21.4	26.7
Net cash (outflow)/inflow from operating activities	(1,110.8)	39.2
Notes
[1]Trade working capital represents trade receivables, work in progress, accrued income, trade payables, and deferred income.
[2]The Group typically experiences an outflow of working capital in the first half of the financial year and an inflow in the second half. This is primarily due to the seasonal nature of working capital flows associated with its media buying activities on behalf of clients.
11. Analysis of cash flows (continued)
Acquisitions and disposals:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Initial cash consideration	(35.0)	(41.2)
Cash and cash equivalents acquired	0.7	4.0
Earnout payments	(63.3)	(14.1)
Purchase of other investments (including associates)	(5.1)	(97.2)
Acquisitions	(102.7)	(148.5)
Proceeds on disposal of investments and subsidiaries[1]	41.7	3.1
Cash and cash equivalents disposed	(12.5)	(1.8)
Disposals of investments and subsidiaries	29.2	1.3
Cash consideration received from non-controlling interests	—	38.7
Cash consideration for purchase of non-controlling interests	(6.2)	(117.7)
Cash consideration for non-controlling interests	(6.2)	(79.0)
Net acquisition payments and disposal proceeds	(79.7)	(226.2)
Note
[1]Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.
Share repurchases and buybacks:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Purchase of own shares by ESOP Trusts	(43.2)	(49.5)
Shares purchased into treasury	(637.3)	(248.1)
	(680.5)	(297.6)
Proceeds from borrowings:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Increase in drawings on bank loans	247.2	—
Repayment of borrowings:

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Repayment of bank loans	(11.3)	(35.9)
Repayment of €250 million bonds	(209.3)	—
	(220.6)	(35.9)